Selling, general and administrative expenses (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Personnel expenses		₨ 1,474,755		₨ 1,441,496	₨ 1,236,206
Marketing and promotion expenses		267,241		301,072	278,638
Administrative and other expenses	[1]	3,132,624		2,652,246	2,476,429
Selling, general and administrative expense		₨ 4,874,620	$ 70,471	₨ 4,394,814	₨ 3,991,273

[1]	Includes net foreign exchange loss of ₹ 51,936, Nil and ₹ Nil for the years ended March 31, 2019, 2018 and 2017 respectively